Cover	Apr. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 14, 2021
Entity File Number	001-05672
Entity Registrant Name	ITT INC.
Entity Central Index Key	0000216228
Entity Tax Identification Number	81-1197930
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	1133 Westchester Avenue
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10604
City Area Code	(914)
Local Phone Number	641-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1 per share
Trading Symbol	ITT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false